Investment in Affiliates	12 Months Ended
Dec. 31, 2018
Investments in and Advances to Affiliates [Abstract]
Investment in Affiliates

7. Investment in Affiliates

The following table summarizes the Group’s balances of investment in affiliates:

	As of December 31, (Amount in Thousands)
	2017	2018	2018
	RMB	RMB	US$
Kunshan Jingzhao	10,849	7,903	1,149
Kunshan Vantone	3,889	3,878	564
Wanjia Win-Win	86,465	91,012	13,237
Wuhu Bona	2,721	1,266	184
Shanghai Weiying	1,680	—	—
Wuhu Hongxing	9,577	9,324	1,356
Hainan Alibaba	4,000	4,000	582
Others	3,879	3,217	468
Rongyao Insurance Broker	21,049	—	—
Funds that the Group serves as general partner	824,513	1,254,510	182,461
-Gopher Transform Private Fund	145,150	144,402	21,002
-Real estate funds and real estate funds of funds	89,922	189,175	27,514
-Private equity funds of funds	589,398	909,964	132,350
-Others	43	10,969	1,595

Total investment in affiliates	968,622	1,375,110	200,001

In May 2011, Tianjin Gopher injected RMB4.0 million into Kunshan Jingzhao Equity Investment Management Co., Ltd (“Kunshan Jingzhao”), a newly setup joint venture, for 40% of the equity interest. Kunshan Jingzhao principally engages in real estate fund management business.

In November 2012, Gopher Asset Management injected RMB3.8 million into Kunshan Vantone Zhengyuan Private Equity Fund Management Co., Ltd (“Kunshan Vantone”), a newly established joint venture, for 15% of the equity interest. Kunshan Vantone principally engages in private equity fund management businesses. The Group considers it has significant influence over Kunshan Vantone due to the level of its participation on the board of directors.

In February 2013, Gopher Asset Management injected RMB21.0 million into Wanjia Win-Win Assets Management Co., Ltd (“Wanjia Win-Win”), a newly setup joint venture, for 35% of the equity interest. Wanjia Win-Win principally engages in wealth management plan management business.In December 2017, the share owned by Gopher Asset Management had been diluted to 28%.

In July 2013, Gopher Asset Management injected RMB0.8 million into Wuhu Bona Film Investment Management Co., Ltd. (“Wuhu Bona”), a newly established joint venture, for 15% of the equity interest. Wuhu Bona principally engages in film private equity fund management businesses. The Group considers it has significant influences over Wuhu Bona due to the level of its participation on the board of directors.

In January 2016, Shanghai Gopher Asset Management injected RMB1.2 million into Shanghai Weiying Gopher Investment Management Co., Ltd (“Shanghai Weiying”), a newly setup joint venture, for 30% of equity interest. Shanghai Weiying principally engages in film industry investment. In December 2018, the Group disposed of all equity interest in Shanghai Weiying in the consideration of RMB1.5 million at its then net asset value.

In April 2016, Shanghai Gopher Asset Management injected RMB9.8 million into Wuhu Hongxing Meikailong Equity Investment Management Co., Ltd (“Wuhu Hongxing”), a newly setup joint venture, for 50% of equity interest. Wuhu Hongixng principally engages in equity investment, asset management and investment consulting related to commercial properties.

In August 2016, Gopher Asset Management injected RMB4 million into Hainan Alibaba Picture Investment Management Co., Ltd (“Hainan Alibaba), a newly setup joint venture, for 40% of equity interest. Hainan Alibaba principally engages in PE fund management and film industry investment, etc.

In the second quarter of 2017, the Group transferred 100% shares of one subsidiary, Shanghai Noah Rongyao Insurance Broker Co., Ltd. to Shanghai Nifei Enterprise Management Co., Ltd, an entity owned by the Group’s shareholders, and two individuals, Tan Wenhong and Zhaoyi, senior executives of the Group’s subsidiaries, with consideration of RMB52,622 at a loss of RMB12. In the fourth quarter of 2017, the Group obtained significant influence over Shanghai Noah Rongyao Insurance Broker by acquiring 40%beneficial right through an agreement at a price of RMB21,049. As a result, Shanghai Rongyao Insurance Broker was deconsolidated and recorded as investment in affiliates. In the fourth quarter of 2018, the Group acquired 60% beneficial right in the consideration of RMB32,938 based on the valuation report provided by independent external valuation specialist. In addition, the Group consolidated Shanghai Rongyao Insurance Broker since October 1, 2018 based on variable interest model under US GAAP. As a result, the existing equity interest was remeasured at fair value. The difference with the carrying amount was recognized as loss on deemed disposal of equity method investment of RMB1,970 in the consolidated statement of comprehensive income.

In the fourth quarter of 2016, Gopher Asset Management injected RMB150 million into Gopher Transformation Private Fund, accounted for 48% of total actual distribution volume. The fund principally invested in a limited partnership to invest one real-estate company. Although managed by Gopher Asset Management, the fund are not consolidated by the Group based on the facts that substantive kick-out rights exist which are exercisable by a simple-majority of non-related limited partners of the fund to dissolve (liquidate) the fund or remove the company as the general partner of the fund without cause.

Gopher Asset Management and its subsidiaries invested in private equity funds of funds, real estate funds and real estate funds of funds, and other fixed income funds of funds that the Group serves as general partner or fund manager. Gopher Asset Management held less than 10% equity interests in these funds as a general partner. The Group accounts for these investments using the equity method of accounting due to the fact that the Group can exercise significant influence on these investees in the capacity of general partner or fund manager.

The Group recorded income from equity in affiliates of RMB22,343, RMB92,136 and RMB14,469 for the years ended December 31, 2016, 2017 and 2018, respectively.

Summarized financial information

The following table shows summarized financial information relating to the statements of financial condition for the Group’s equity method investments assuming 100% ownership as of December 31, 2017 and 2018:

	As of December 31 (Amount in Thousands)
	2017	2018	2018
	RMB	RMB	US$
Balance sheet data:
Current assets	8,471,094	3,292,029	478,806
Non-current assets	22,795,565	33,836,936	4,921,378
Current liabilities	823,511	327,025	47,564
Non-current liabilities	1,703,350	1,658,657	241,242

The following table shows summarized financial information relating to the statements of operations for the Group’s equity method investments assuming 100% ownership for the years ended December 31, 2016, 2017 and 2018:

	Years Ended December 31, (Amount in Thousands)
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Operating data:
Revenue	685,603	237,589	707,501	102,902
Income (Loss) from operations	33,706	(1,609,708)	131,969	19,194
Net Realized and Unrealized Gain from investments	5,222,287	1,846,396	319,127	46,415
Net income	5,263,296	247,865	537,705	78,206